Fees and Expenses	May 29, 2024
FPA Queens Road Small Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

The Fund is the successor of the FPA Queens Road Small Cap Value Fund, formerly a series of Bragg Capital Trust (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund on July 28, 2023.

Other Expenses, New Fund, Based on Estimates [Text]	"Other Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year; actual expenses may vary.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)		Investor Class		Advisor Class		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None		None		None
Exchange Fee		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.66%		0.66%		0.66%
Distribution (Rule 12b-1) fees		None		None		None
Other Expenses[1]		0.30%		0.24%		0.13%
Shareholder service fee	0.23%		0.15%		0.03%
All other expenses	0.07%		0.09%		0.10%
Total Annual Fund Operating Expenses		0.96%		0.90%		0.79%

1  "Other Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year; actual expenses may vary.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Shareholder Fees (fees paid directly from your investment)		Investor Class		Advisor Class		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None		None		None
Exchange Fee		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.66%		0.66%		0.66%
Distribution (Rule 12b-1) fees		None		None		None
Other Expenses[1]		0.30%		0.24%		0.13%
Shareholder service fee	0.23%		0.15%		0.03%
All other expenses	0.07%		0.09%		0.10%
Total Annual Fund Operating Expenses		0.96%		0.90%		0.79%

1  "Other Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year; actual expenses may vary.

FPA Queens Road Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

The Fund is the successor of the FPA Queens Road Value Fund, formerly a series of Bragg Capital Trust (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund on July 28, 2023.

Other Expenses, New Fund, Based on Estimates [Text]	"Other Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year; actual expenses may vary.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None
Exchange Fee		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.95%
Distribution (Rule 12b-1) fees		None
Other Expenses[1]		0.56%
Shareholder service fee	0.08%
All other expenses	0.48%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver and Reimbursement[2]		(0.86)%
Total Annual Fund Operating Expenses after Expense Reimbursement		0.65%

1  "Other Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year; actual expenses may vary.

2  The adviser has contractually agreed to reimburse the Fund for operating expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, until September 30, 2024. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then- current expense limits. Similarly, the adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by adviser to the Predecessor Fund (defined below) prior to the Predecessor Fund's reorganization on July 28, 2023 for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund's Board of Trustees (the "Board"), upon written notice to the adviser.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None
Exchange Fee		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.95%
Distribution (Rule 12b-1) fees		None
Other Expenses[1]		0.56%
Shareholder service fee	0.08%
All other expenses	0.48%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver and Reimbursement[2]		(0.86)%
Total Annual Fund Operating Expenses after Expense Reimbursement		0.65%

1  "Other Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year; actual expenses may vary.

2  The adviser has contractually agreed to reimburse the Fund for operating expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, until September 30, 2024. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then- current expense limits. Similarly, the adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by adviser to the Predecessor Fund (defined below) prior to the Predecessor Fund's reorganization on July 28, 2023 for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund's Board of Trustees (the "Board"), upon written notice to the adviser.